Document and Entity Information	Aug. 31, 2016
Prospectus:
Document Type	497
Document Period End Date	Aug. 31, 2016
Registrant Name	DREYFUS/LAUREL FUNDS INC
Central Index Key	0000819940
Amendment Flag	false
Document Creation Date	Apr. 21, 2017
Document Effective Date	Apr. 21, 2017
Prospectus Date	Jan. 01, 2017
Class A, C, I, Y Prospectus | Dreyfus Floating Rate Income Fund | Class A
Prospectus:
Trading Symbol	DFLAX
Class A, C, I, Y Prospectus | Dreyfus Floating Rate Income Fund | Class C
Prospectus:
Trading Symbol	DFLCX
Class A, C, I, Y Prospectus | Dreyfus Floating Rate Income Fund | Class I
Prospectus:
Trading Symbol	DFLIX
Class A, C, I, Y Prospectus | Dreyfus Floating Rate Income Fund | Class Y
Prospectus:
Trading Symbol	DFLYX